Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 30,784,207	$ 6,052,961	$ 36,837,168
Las Encinas S.A de C.V [Member] | Aquila IRS [Member]
Total	3,205,614
Las Encinas S.A de C.V [Member] | Aquila [Member]
Total	2,836,298	21,030
Las Encinas S.A de C.V [Member] | Palomas IRS [Member]
Total	1,400,485
Las Encinas S.A de C.V [Member] | Palomas [Member]
Total	1,239,137	68,692
Las Encinas S.A de C.V [Member] | Other concessions without extraction at the moment [Member]
Total		5,506,858
Consorcio Minero Benito Juarez Peña Colorada S.A. de C.V. [Member] | Other concessions without extraction at the moment [Member]
Total		440,765
Consorcio Minero Benito Juarez Peña Colorada S.A. de C.V. [Member] | Peña Colorada IRS [Member]
Total	15,585,465
Consorcio Minero Benito Juarez Peña Colorada S.A. de C.V. [Member] | Peña Colorada [Member]
Total	$ 6,517,208	$ 15,616